Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Composition of Deposits and Interest Expenses

The following table presents the composition of deposits at December 31 and interest expense for the years ended December 31:

	2013		2012		2011
(dollars in thousands)	Balance	Interest Expense	Balance	Interest Expense	Balance	Interest Expense
Noninterest-bearing demand	$992,779	$—	$960,980	$—	$818,686	$—
Interest-bearing demand	312,790	75	316,760	146	283,611	363
Money market	281,403	446	361,233	528	278,092	376
Savings	994,805	1,735	965,571	2,356	802,942	1,267
Certificates of deposit	1,090,531	9,150	1,033,884	13,766	1,152,528	20,946

Total	$3,672,308	$11,406	$3,638,428	$16,796	$3,335,859	$22,952

Scheduled Maturities of Certificates of Deposit

The following table indicates the scheduled maturities of certificates of deposit at December 31, 2013:

(dollars in thousands)	Amount
2014	$677,675
2015	217,110
2016	67,246
2017	72,868
2018	47,238
Thereafter	8,394

Total	$1,090,531